NOTES RECEIVABLE	12 Months Ended
Dec. 31, 2020
NOTES RECEIVABLE
NOTES RECEIVABLE

4. NOTES RECEIVABLE

As of December 31, 2019 and 2020, the total note receivable balance was RMB 23,587 and RMB12,583 and among which RMB 14,264 and RMB5,969 were pledged as collateral for short-term borrowings and notes payable. No credit loss was recognized for the year ended December 31, 2019 and 2020.